Shareholders' equity - Dividends (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity
Minimum dividend percentage to annual net income	25.00%
Dividend distributed	R$ 0	R$ 20,000